Note 10 - Other Expenses	6 Months Ended
Jun. 30, 2024
Statement Line Items [Line Items]
Disclosure of other operating expense [text block]
10	Other expenses

	2024	2023

Intermediated Money Transaction Tax*	528	666
Community and social responsibility cost	736	582
Impairment of property, plant and equipment (note 13)	–	851
	1,264	2,099

*

Intermediated Money Transfer Tax ("IMTT”) is tax chargeable in Zimbabwe on transfer of physical money, electronically or by any other means and ranges from 1% to 2% per transaction performed in Zimbabwe.